UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ----------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017


Form  13F  File  Number:  28-5227
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
Title:  Managing Member
Phone:  (212) 593-2729

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   5/13/2002
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           19
                                              -----------

Form  13F  Information  Table  Value  Total:  $   291,746
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Advanced Auto Parts Inc        COM              00751Y106    25627  557100 SH       SOLE              557100      0    0
Chiquita Brands Intl Inc       COM              170032106    10725  650000 SH       SOLE              650000      0    0
CNF Inc                        COM              12612W104    18715  567300 SH       SOLE              567300      0    0
CP Holders                     DEP RCPTS CP     12616K106    27287  613614 SH       SOLE              613614      0    0
Davita Inc                     COM              23918K108     7529  297600 SH       SOLE              297600      0    0
Dean Foods Co New              COM              242370104    42623  562900 SH       SOLE              562900      0    0
Fairmont Hotels Resorts Inc    COM              305204109    17429  615875 SH       SOLE              615875      0    0
Federated Dept Stores Inc      COM              31410H101    24673  604000 SH       SOLE              604000      0    0
Global Lt Telecommunications   COM              37934X100      784  589135 SH       SOLE              589135      0    0
Kroger Co                      COM              501044101     4432  200000 SH       SOLE              200000      0    0
Limited Inc                    COM              532716107    28880 1613400 SH       SOLE             1613400      0    0
PG&E Corp                      COM              69331C108    11577  491400 SH       SOLE              491400      0    0
Reebok Intl Ltd                COM              758110100    21536  796745 SH       SOLE              796745      0    0
Smucker J M Co                 COM              832696306     1862   55100 SH       SOLE               55100      0    0
Stilwell Finl Inc              COM              860831106     8488  346600 SH       SOLE              346600      0    0
Terex Corp New                 COM              880779103    13287  587900 SH       SOLE              587900      0    0
United Auto Group Inc          COM              909440109     1334   59200 SH       SOLE               59200      0    0
Viasys Healthcare Inc          COM NEW          92553Q209    11533  512817 SH       SOLE              512817      0    0
Waddell & Reed Finl Inc        CL A             930059100    13425  440458 SH       SOLE              440458      0    0